Other Operating Income (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Other Operating Income
Rental income		$ 9,013	$ 8,863	$ 8,671
Release of provisions for contingencies		7,526	160	120
Reimbursements for insurance policies		6,346	230	504
Expense recovery		4,218	4,372	3,275
Income for assets received in lieu of payment	$ 5,262	3,650	1,941	2,978
Gain on sale of property and equipment		3,634	624	185
Recovery from correspondent banks		2,591	2,710	2,909
Credit card income		2,504	7,690	5,756
Other		5,813	3,369	4,177
Total	$ 65,304	$ 45,295	$ 29,959	$ 28,575